UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
                            (Address of principal executive offices)                         (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:   317-917-7000

Date of fiscal year end:   4/30_

Date of reporting period:   7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toreador Large Cap Fund
Schedule of Investments
July 31, 2011
(Unaudited)

Common Stocks - 98.74%	Shares	Fair Value

Consumer Discretionary - 10.40%
Aaron's, Inc.	3,151	$79,437
Apollo Group, Inc. - Class A (a)	1,330	67,604
AutoZone, Inc. (a)	684	195,248
DIRECTV - Class A (a)	22,866	1,158,849
Gildan Activewear, Inc.	6,081	182,430
ITT Educational Services, Inc. (a)	765	65,538
Kohl's Corp.	18,485	1,011,314
Liberty Media Corp. - Interactive - Class A (a)	2,119	34,773
LKQ Corp. (a)	7,895	193,980
O'Reilly Automotive, Inc. (a)	1,912	113,764
Priceline.com, Inc. (a)	377	202,694
Scripps Networks Interactive - Class A	14,101	653,440
Signet Jewlers Ltd. (a)	850	36,414
Target Corp.	18,458	950,402
Tempur-Pedic International, Inc. (a)	616	44,358
Viacom, Inc. - Class B	3,922	189,903
Weight Watchers International, Inc.	1,991	153,685
John Wiley & Sons - Class A	1,531	76,642
		5,410,475

Consumer Staples - 4.17%
Colgate-Palmolive Co.	5,587	471,431
CVS Caremark Corp.	30,283	1,100,787
Herbalife Ltd.	2,719	151,503
Lorillard, Inc.	808	85,826
Philip Morris International, Inc.	2,854	203,119
Smithfield Foods, Inc. (a)	7,167	157,817
		2,170,483

Energy - 13.22%
Alpha Natural Resources, Inc. (a)	10,573	451,573
Chevron Corp.	10,098	1,050,394
ConocoPhillips	16,706	1,202,665
Denbury Resources, Inc. (a)	1,847	35,684
Helmerich & Payne, Inc.	608	41,982
HollyFrontier Corp.	1,353	102,003
Marathon Oil Corp.	1,509	46,734
Marathon Petroleum Corp. (a)	754	33,017
Murphy Oil Corp.	16,246	1,043,318
Noble Corp.	26,300	969,681
Patterson-UTI Energy, Inc.	7,024	228,491
Southern Union Co.	3,500	150,500
Tesoro Corp. (a)	8,284	201,218
Transocean Ltd.	9,335	574,663
Valero Energy Corp.	29,701	746,089
		6,878,012

See accompanying notes which are an integral part of these financial statements

Toreador Large Cap Fund
Schedule of Investments
July 31, 2011
(Unaudited)

Common Stocks - 98.74% - continued	Shares	Fair Value

Financials - 16.88%
ACE Limited	567	$37,978
Aflac, Inc.	1,581	72,821
Allied World Assurance Co.	899	48,951
American Express Co.	24,040	1,202,962
American International Group, Inc. (a)	1,714	49,192
Ameriprise Financial, Inc.	12,357	668,514
Aspen Insurance Holdings Ltd.	1,436	37,192
Assured Guaranty Ltd.	4,451	62,982
Bank of America Corp.	154,975	1,504,807
Capital One Financial Corp.	3,784	180,875
CBOE Holdings, Inc.	1,514	34,882
Chubb Corp. / The	1,075	67,166
Discover Financial Services	7,772	199,041
Eaton Vance Corp.	1,277	34,249
Fifth Third Bancorp	5,277	66,754
JPMorgan Chase & Co.	36,706	1,484,758
KeyCorp	13,143	105,670
Lincoln National Corp.	4,414	116,971
MetLife, Inc.	19,353	797,537
Prudential Financial, Inc.	3,410	200,099
Reinsurance Group of America, Inc.	818	47,616
SLM Corp.	9,657	150,553
Torchmark Corp.	3,775	152,472
Travelers Companies, Inc. / The	12,433	685,431
Unum Group	26,291	641,237
U.S. Bancorp	2,584	67,339
Wells Fargo & Co.	2,141	59,819
		8,777,868

Health Care - 20.50%
Aetna, Inc.	4,774	198,073
Alere, Inc. (a)	5,051	148,954
Allergan, Inc.	2,454	199,535
AmerisourceBergen Corp.	3,140	120,293
Biogen Idec, Inc. (a)	1,558	158,713
Bristol-Myers Squibb Co.	28,406	814,116
CIGNA Corp.	3,850	191,614
Coventry Health Care, Inc. (a)	1,100	35,200
C. R. Bard, Inc.	9,720	959,170
Express Scripts, Inc. (a)	2,804	152,145
Forrest Laboratories, Inc. (a)	1,824	67,597
Health Net, Inc. (a)	1,220	34,306
Hologic, Inc. (a)	9,804	182,060
Humana, Inc.	481	35,873
Johnson & Johnson	15,897	1,029,967

See accompanying notes which are an integral part of these financial statements

Toreador Large Cap Fund
Schedule of Investments
July 31, 2011
(Unaudited)

Common Stocks - 98.74% - continued	Shares	Fair Value

Health Care - 20.50% - continued
Kinetic Concepts, Inc. (a)	1,897	$126,985
Life Technologies Corp. (a)	3,875	174,491
Medtronic, Inc.	29,196	1,052,516
Pfizer, Inc.	64,307	1,237,267
Sirona Dental Systems, Inc. (a)	1,313	66,412
St. Jude Medical, Inc.	19,494	906,471
Stryker Corp.	9,900	537,966
Thermo Fisher Scientific, Inc. (a)	13,640	819,628
UnitedHealth Group, Inc.	1,374	68,192
Watson Pharmaceuticals, Inc. (a)	19,976	1,340,989
		10,658,533

Industrials - 5.03%
CSX Corp.	8,172	200,786
Danaher Corp.	16,358	803,341
Joy Global, Inc.	527	49,496
Stericycle, Inc. (a)	9,151	751,480
Union Pacific Corp.	7,887	808,260
		2,613,363

Information Technology - 24.59%
Accenture PLC - Class A	828	48,968
Alliance Data Systems Corp. (a)	2,110	207,497
Apple, Inc. (a)	4,536	1,771,217
Avago Technologies Ltd.	2,358	79,300
BMC Software, Inc. (a)	21,706	938,133
Cisco Systems, Inc.	244,915	3,911,293
Corning, Inc.	42,792	680,821
Dell, Inc. (a)	41,637	676,185
Fiserv, Inc. (a)	1,733	104,604
International Business Machines Corp. (IBM)	6,319	1,149,110
Micron Technology, Inc. (a)	24,844	183,100
ON Semiconductor Corp. (a)	3,548	30,832
Oracle Corp.	43,771	1,338,517
SanDisk Corp. (a)	10,700	455,071
Solera Holdings, Inc.	2,228	124,501
Visa, Inc. - Class A	11,885	1,016,643
Western Union Co.	3,767	73,117
		12,788,909

Materials - 1.76%
Domtar Corp.	823	65,799
Freeport-McMoRan Copper & Gold, Inc.	11,852	627,682
Southern Copper Corp.	6,432	219,717
		913,198

See accompanying notes which are an integral part of these financial statements

Toreador Large Cap Fund
Schedule of Investments
July 31, 2011
(Unaudited)

Common Stocks - 98.74% - continued	Shares	Fair Value

Telecommunication Services - 0.07%
MetroPCS Communications, Inc. (a)	2,101	$34,204

Utilities - 2.12%
AES Corp. (a)	15,539	191,285
MDU Resources Group, Inc.	9,090	195,980
Public Service Enterprise Group, Inc.	10,372	339,683
UGI Corp.	12,388	375,357
		1,102,305

TOTAL COMMON STOCKS (Cost $49,130,899)		51,347,350

Exchange-Traded Funds - 0.66%
SPDR S&P 500 ETF Trust	2,651	342,112

TOTAL EXCHANGE-TRADED FUNDS (Cost $356,956)		342,112

Money Market Securities - 1.25%
Huntington Money Market Fund - Trust Shares, 0.01% (c)	650,164	650,164

TOTAL MONEY MARKET SECURITIES (Cost $650,164)		650,164

TOTAL INVESTMENTS (Cost $50,138,019) - 100.65%		$52,339,626

Liabilities in excess of other assets - (0.65)%		(336,388)

TOTAL NET ASSETS - 100.00%		$52,003,238

(a) Non-income producing.
(b) New York Registry
(c) Variable rate security; the rate shown represents the yield at July 31, 2011.

Tax Related
Unrealized appreciation		$4,079,722
Unrealized depreciation		(1,961,230)
Net unrealized appreciation		$2,118,492

Aggregate cost of securities for income tax purposes		$50,221,134

See accompanying notes which are an integral part of these financial statements

Toreador Large Cap Fund
Notes to the Financial Statements
July 31, 2011
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Toreador Large Cap Fund
Notes to the Financial Statements - continued
July 31, 2011
(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$51,347,350	$-	$-	$51,347,350

Exchange-Traded Funds	342,112	-	-	342,112

Money Market Securities	650,164	-	-	650,164

Total	$52,339,626	$-	$-	$52,339,626

* Refer to the Schedule of Investments for industry classifications

The Fund did not hold any securities during the reporting period which transferred between Levels 1 and 2.  The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of September 26, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
_____  /s/ Brian L. Blomquist                                   ________
                Brian L. Blomquist, President

Date           9/26/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
_____ /s/ Brian L. Blomquist                                                      ___
                Brian L. Blomquist, President

Date           9/26/2011
By
_____ /s/ Robert W. Silva                                            ________
Robert W. Silva, Treasurer

Date           9/26/2011